Authorizations payable (Details 3) - Cozani [Member]	12 Months Ended
Dec. 31, 2022
S P Except A R 11 [Member]
IfrsStatementLineItems [Line Items]
900 MHz	-
1,800 MHz	Dec 2032
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz	-
2,500 MHz V2 Band	Oct 2027
S P A R 11 [Member]
IfrsStatementLineItems [Line Items]
1,800 MHz	Dec 2032
2,500 MHz V2 Band	Oct 2027
Parana And Santa Catarina [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Dec 2032 *
1,800 MHz	Dec 2032 *
2,500 MHz V2 Band	Oct 2027
Acre Rondonia Mato Grosso Tocantins Distrito Federal [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Dec 2032 *
1,800 MHz	Dec 2032 *
Additional frequencies 1,800 MHz	December 2032
1,900 MHz and 2,100 MHz	Apr 2038
2,500 MHz V2 Band	Oct 2027
Rio Grandedo Sul [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Dec 2032 *
Additional frequencies 1,800 MHz	December 2032
2,500 MHz V2 Band	Oct 2027
Mato Grossodo Sul Sector 22 And Goias Sector 25 [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Dec 2032 *
1,800 MHz	Dec 2032 *
1,900 MHz and 2,100 MHz	Apr 2038
2,500 MHz V2 Band	Oct 2027
Mato Grossodo Sul Except Sector 22 And Goias Except Sector 25 [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Dec 2032 *
1,800 MHz	Dec 2032 *
Additional frequencies 1,800 MHz	December 2032
1,900 MHz and 2,100 MHz	Apr 2038
2,500 MHz V2 Band	Oct 2027
Piaui Ceara Rio Grandedo Norte Paraiba Pernambuco And Alagoas [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Mar 2031 *
1,800 MHz	Mar 2031 *
2,500 MHz V2 Band	Oct 2027
Riode Janeiroand Espirito Santo [Member]
IfrsStatementLineItems [Line Items]
900 MHz	Mar 2031 *
2,500 MHz V2 Band	Oct 2027
Amazonas Roraima Amapa Para Maranhao Minas Gerais And Espirito Santo [Member]
IfrsStatementLineItems [Line Items]
1,800 MHz	Mar 2031 *
2,500 MHz V2 Band	Oct 2027
Bahia Sergipe Riode Janeiro And Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
1,900 MHz and 2,100 MHz	Apr 2038
2,500 MHz V2 Band	Oct 2027